FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 570,008	$ 667,207	$ 1,011,100	$ 1,064,714
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	310,108	395,254
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	6,532	4,884
Real [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	30,402	103,829
Argentine Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	58,592	97,859
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	26,439	28,564
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	3,149	26,793
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 134,786	$ 10,024